Shareholders' equity and share-based payments - Currency translation adjustment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other comprehensive income
Currency translation adjustment generated by the parent company	$ (4,976)	$ (7,202)	$ 7,541
Currency translation adjustment	1,734	4,216	(4,645)
Currency translation adjustment of equity affiliates	3,002	536	(1,657)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(240)	(2,450)	1,239
Euro
Other comprehensive income
Currency translation adjustment generated by the parent company	(4,976)	(7,202)	7,541
Currency translation adjustment	3,120	4,654	(4,668)
Currency translation adjustment of equity affiliates	(1,076)	730	(851)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(2,932)	(1,818)	2,022
Pound Sterling
Other comprehensive income
Currency translation adjustment	(592)	(180)	115
Currency translation adjustment of equity affiliates	31	4	(11)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(561)	(176)	104
Ruble
Other comprehensive income
Currency translation adjustment	4	(1)	(12)
Currency translation adjustment of equity affiliates	4,247	(27)	(886)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	4,251	(28)	(898)
Other currencies
Other comprehensive income
Currency translation adjustment	(798)	(257)	(80)
Currency translation adjustment of equity affiliates	(200)	(171)	91
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	$ (998)	$ (428)	$ 11